Accounts receivable	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Accounts receivable
Accounts receivable

Accounts receivable are presented net of allowances for doubtful accounts. The allowance for doubtful accounts receivables at December 31, 2014 was $8.3 million (December 31, 2013: $22.2 million).

The Company did not recognize any bad debt expense in 2014 and 2013, but has instead reduced contract revenue for any disputed amounts.